Consolidated Statements Of Equity (FY) - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-In Capital	AOCI	Accumulated Deficit	Total Stockholders’ Equity	Noncontrolling Interest
Balance, shares at Dec. 31, 2015		181,308
Balance, value at Dec. 31, 2015	$ 1,291,792	$ 1,813	$ 1,588,541	$ 22	$ (323,761)	$ 1,266,615	$ 25,177
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share repurchases, shares		(2,019)
Share repurchases, value	(20,301)	$ (20)	(20,281)			(20,301)
Dividend reinvestment plan (DRIP), shares		5,773
Dividend reinvestment plan (DRIP), value	58,872	$ 58	58,814			58,872
Change in unrealized gain on interest swaps				10,565
Common distributions declared, $0.67 per share	(123,326)				(123,326)	(123,326)
Distributions to noncontrolling interests	(1,882)						(1,882)
Change in unrealized value on interest rate swaps	10,565					10,565	0
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture		0
Share-based compensation expense	24	$ 0	24			24
Net income (loss)	9,043				8,932	8,932	111
Balance, shares at Dec. 31, 2016		185,062
Balance, value at Dec. 31, 2016	1,224,787	$ 1,851	1,627,098	10,587	(438,155)	1,201,381	23,406
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of new accounting pronouncement				1,329	(1,329)
Balance, shares at Jan. 01, 2017		185,062
Balance, value at Jan. 01, 2017	1,224,787	$ 1,851	1,627,098	11,916	(439,484)	1,201,381	23,406
Balance, shares at Dec. 31, 2016		185,062
Balance, value at Dec. 31, 2016	1,224,787	$ 1,851	1,627,098	10,587	(438,155)	1,201,381	23,406
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share repurchases, shares		(4,617)
Share repurchases, value	(47,157)	$ (46)	(47,111)			(47,157)
Dividend reinvestment plan (DRIP), shares		4,785
Dividend reinvestment plan (DRIP), value	49,126	$ 47	49,079			49,126
Change in unrealized gain on interest swaps				4,580
Common distributions declared, $0.67 per share	(123,363)				(123,363)	(123,363)
Distributions to noncontrolling interests	(9,125)						(9,125)
Change in unrealized value on interest rate swaps	4,580					4,580	0
Reclassification of affiliate distributions	3,610						3,610
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture		3
Share-based compensation expense	64	$ 0	64			64
Redemption of noncontrolling interest	(4,179)						(4,179)
Issuance of partnership units for asset management services	27,647						27,647
Fair value of Operating Partnership units (“OP units”) issued	401,630						401,630
Net income (loss)	(41,718)				(38,391)	(38,391)	(3,327)
Balance, shares at Dec. 31, 2017		185,233
Balance, value at Dec. 31, 2017	1,478,682	$ 1,852	1,629,130	16,496	(601,238)	1,046,240	432,442
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share repurchases, shares		(4,196)
Share repurchases, value	(46,152)	$ (42)	(46,110)			(46,152)
Dividend reinvestment plan (DRIP), shares		2,262
Dividend reinvestment plan (DRIP), value	24,899	$ 23	24,876			24,899
Common distributions declared, $0.67 per share	(62,484)				(62,484)	(62,484)
Distributions to noncontrolling interests	(14,097)						(14,097)
Change in unrealized value on interest rate swaps	18,343			14,797		14,797	3,546
Share-based compensation expense	2,019		719			719	1,300
Other	25		25			25
Net income (loss)	(15,913)				(12,951)	(12,951)	(2,962)
Balance, shares at Jun. 30, 2018		183,304
Balance, value at Jun. 30, 2018	1,385,272	$ 1,833	1,608,590	31,293	(676,673)	965,043	420,229
Balance, shares at Dec. 31, 2017		185,233
Balance, value at Dec. 31, 2017	$ 1,478,682	$ 1,852	1,629,130	16,496	(601,238)	1,046,240	432,442
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share repurchases, shares	(4,900)	(4,884)
Share repurchases, value	$ (53,758)	$ (49)	(53,709)			(53,758)
Dividend reinvestment plan (DRIP), shares		3,997
Dividend reinvestment plan (DRIP), value	44,071	$ 40	44,031			44,071
Change in unrealized gain on interest swaps				(4,134)
Common distributions declared, $0.67 per share	(129,945)				(129,945)	(129,945)
Distributions to noncontrolling interests	(28,700)
Change in unrealized value on interest rate swaps	(4,156)					(4,134)	(22)
Reclassification of affiliate distributions	28,661						28,661
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture		5
Share-based compensation expense	$ 5,098	$ 0	1,783			1,783	3,315
Issuance of common stock for acquisition, shares	95,452
Issuance of common stock for acquisition, value	$ 1,054,745	$ 955	1,053,790			1,054,745
Other	(154)		(154)			(154)
Net income (loss)	46,975				39,138	39,138	7,837
Balance, shares at Dec. 31, 2018		279,803
Balance, value at Dec. 31, 2018	2,412,897	$ 2,798	2,674,871	12,362	(692,045)	1,997,986	414,911
Balance, shares at Mar. 31, 2018		186,027
Balance, value at Mar. 31, 2018	1,461,272	$ 1,860	1,638,176	27,381	(634,164)	1,033,253	428,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share repurchases, shares		(3,830)
Share repurchases, value	(42,137)	$ (38)	(42,099)			(42,137)
Dividend reinvestment plan (DRIP), shares		1,102
Dividend reinvestment plan (DRIP), value	12,135	$ 11	12,124			12,135
Common distributions declared, $0.67 per share	(31,158)				(31,158)	(31,158)
Distributions to noncontrolling interests	(7,308)						(7,308)
Change in unrealized value on interest rate swaps	4,855			3,912		3,912	943
Share-based compensation expense	1,701		401			401	1,300
Other	12		12			12
Net income (loss)	(14,076)				(11,351)	(11,351)	(2,725)
Balance, shares at Jun. 30, 2018		183,304
Balance, value at Jun. 30, 2018	1,385,272	$ 1,833	1,608,590	31,293	(676,673)	965,043	420,229
Balance, shares at Dec. 31, 2018		279,803
Balance, value at Dec. 31, 2018	2,412,897	$ 2,798	2,674,871	12,362	(692,045)	1,997,986	414,911
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of new accounting pronouncement	(528)				(528)	(528)
Balance, shares at Jan. 01, 2019		279,803
Balance, value at Jan. 01, 2019	2,412,369	$ 2,798	2,674,871	12,362	(692,573)	1,997,458	414,911
Balance, shares at Dec. 31, 2018		279,803
Balance, value at Dec. 31, 2018	2,412,897	$ 2,798	2,674,871	12,362	(692,045)	1,997,986	414,911
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share repurchases, shares		(1,146)
Share repurchases, value	(12,674)	$ (11)	(12,663)			(12,674)
Dividend reinvestment plan (DRIP), shares		3,161
Dividend reinvestment plan (DRIP), value	34,958	$ 31	34,927			34,958
Common distributions declared, $0.67 per share	(96,020)				(96,020)	(96,020)
Distributions to noncontrolling interests	(14,228)						(14,228)
Change in unrealized value on interest rate swaps	(38,006)			(32,900)		(32,900)	(5,106)
Share-based compensation expense	3,793		1,063			1,063	2,730
Issuance of partnership units for asset management services	0	$ 1	(1)			0
Net income (loss)	(47,960)				(41,765)	(41,765)	(6,195)
Balance, shares at Jun. 30, 2019		283,770
Balance, value at Jun. 30, 2019	2,242,026	$ 2,838	2,718,871	(20,538)	(830,358)	1,870,813	371,213
Balance, shares at Mar. 31, 2019		281,549
Balance, value at Mar. 31, 2019	2,349,185	$ 2,815	2,693,946	(61)	(745,740)	1,950,960	398,225
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share repurchases, shares		(541)
Share repurchases, value	(5,994)	$ (5)	(5,989)			(5,994)
Dividend reinvestment plan (DRIP), shares		1,558
Dividend reinvestment plan (DRIP), value	17,240	$ 15	17,225			17,240
Common distributions declared, $0.67 per share	(48,048)				(48,048)	(48,048)
Distributions to noncontrolling interests	(7,061)						(7,061)
Change in unrealized value on interest rate swaps	(23,645)			(20,477)		(20,477)	(3,168)
Share-based compensation expense	2,521		630			630	1,891
Issuance of partnership units for asset management services	0	$ 1	(1)			0
Net income (loss)	(42,172)				(36,570)	(36,570)	(5,602)
Balance, shares at Jun. 30, 2019		283,770
Balance, value at Jun. 30, 2019	$ 2,242,026	$ 2,838	$ 2,718,871	$ (20,538)	$ (830,358)	$ 1,870,813	$ 371,213